Transactions with Related Parties - Excel Vessel Bridge Facility (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Transactions with Related Parties [Abstract]
Excel Vessel Bridge Facility - current portion (i)	$ 8,168	$ 0
Excel Vessel Bridge Facility - non- current portion (i)	47,993	0
Total Excel Vessel Bridge Facility	$ 56,161	$ 0